Stockholders’ Equity and Mezzanine Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity and Mezzanine Equity

Note 10 – Stockholders’ Equity and Mezzanine Equity

Common Stock – The Company has 100,000,000 shares of Common Stock, par value $0.001 authorized and has 9,091,506 and 14,761,925 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively. The cumulative changes to equity since inception include:

●	During the six months ended June 30, 2026, the Company issued 299,581 shares of common stock to Greentree Financial Group, Inc. upon full conversion of the convertible promissory note originally dated August 6, 2025, $2.00 per share for principal of $200,000 and fees of $1,500. Guaranteed interest of $148,867 was converted at the alternate conversion price of $0.7487 calculated as 90% of the lowest VWAP of the Common Stock during the five consecutive trading day period ending and including the trading day immediately preceding the delivery or deemed delivery of the applicable conversion notice. The conversion prices were within the contractual terms of the note agreement. The conversion resulted in the full extinguishment of the outstanding obligation, including principal of $200,000 and guaranteed interest of $148,867. The aggregate carrying value of $350,367 settled was credited to stockholders’ equity, consisting of common stock at par value of $300 and additional paid-in capital of $350,067, resulting in the complete settlement of the related debt with no gain or loss recognized on conversion.
●

On March 24, 2026, the Company issued 30,000 shares of common stock to settle previously recognized stock payable related to consulting services incurred during the year ended December 31, 2025, resulting in settlement of stock payable in the amount of $60,000.

●	On May 4, 2026, the Company issued 100,000 shares of common stock to D. Boral Capital LLC pursuant to a settlement agreement dated April 30, 2026, in full and final settlement of a dispute arising from the Company’s November 2025 underwritten public offering. The shares had a fair value of $92,780 on the settlement agreement date recorded as stock-based compensation. See Note 8 – Commitments and Contingencies.
●	On May 8, 2026, the Company issued 150,000 shares of common stock to its former Chief Financial Officer pursuant to a Settlement Agreement and General and Mutual Release dated May 1, 2026. The shares had a fair value of $186,000 on the settlement agreement date recorded as stock-based compensation. See Note 8 – Commitments and Contingencies.

Repurchase of Shares from Related Party - During the six months ended June 30, 2026, the Company entered into multiple stock repurchase agreements with certain related party shareholders in connection with the Company’s Series A Convertible Preferred Stock private placement (the “PIPE” offering). Pursuant to these agreements, the Company repurchased and retired an aggregate of 6,250,000 shares of common stock for total consideration of $3,075,000 in cash. These transactions included:

●	1,250,000 shares repurchased from Brian S. John for $1,250,000 ($1.00 per share)

●	1,500,000 shares repurchased from Tyler Moore for $750,000 ($0.50 per share)

●	3,500,000 shares repurchased from NovoDX for $1,075,000 ($0.307 per share)

All repurchased shares were retired upon acquisition and these transactions were approved by the disinterested members of the Company’s Board of Directors. The repurchase of 1,250,000 shares from Brian S. John was made at $1.00 per share, which exceeded the estimated fair market value of the common stock of $0.89 per share on the repurchase date. The excess of the repurchase price over fair market value of $137,500 was recognized as a stock-based compensation charge with a corresponding credit to additional paid-in capital. All remaining amounts were recorded as reductions to common stock and additional paid-in capital within the accompanying statements of stockholders’ equity. Each of the above transactions constitutes a related party transaction as defined under ASC-850.

Receivable from Related Party for Stock Repurchase – As of June 30, 2026, the Company had advanced $150,000 in respect of the repurchase and retirement of 150,000 shares of the Company’s common stock held by insiders, as required by the use-of-proceeds provisions of the Securities Purchase Agreement dated May 29, 2026. Because the Company’s obligation to apply these proceeds to reacquire a fixed number of its own shares was established by that agreement prior to June 30, 2026, the advance does not represent a recoverable asset and has been recorded as a reduction of stockholders’ equity, as of June 30, 2026. The 150,000 shares remained outstanding as of June 30, 2026 and had not been cancelled. See Note 13 – Subsequent Events.

Preferred Stock – The Company has 1,000,000 shares of preferred stock, par value $0.001 authorized. There were no shares issued and outstanding as of June 30, 2026 and December 31, 2025.

Series A Convertible Preferred Stock - Mezzanine Equity

On March 19, 2026, the Company designated 4,000 shares of its preferred stock as Series A Convertible Preferred Stock, with a stated value of $1,000 per share. On July 10, 2026, the Company filed an amendment to the Certificate of Designation, increasing the number of designated Series A shares from 4,000 to 4,500. See Note 13 – Subsequent Events.

On March 19, 2026, the Company entered into a Securities Purchase Agreement in connection with a private investment in public equity (the “PIPE Offering”), pursuant to which the Company issued 3,789.474 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) with a stated value of $1,000 per share, for an aggregate stated value of $3,789,474, together with warrants to purchase 9,473,685 shares of common stock at an exercise price of $0.40 per share. The purchase price was $950 per share, resulting in gross proceeds of approximately $3.5 million after giving effect to a 5% original issue discount.

The Series A Preferred Stock is convertible into shares of the Company’s common stock at a conversion price of $0.40 per share, subject to certain limitations and adjustments, including beneficial ownership limitations and shareholder approval requirements.

The Series A Preferred Stock ranks senior to the Company’s common stock with respect to liquidation. In addition, the Series A Preferred Stock includes redemption provisions that allow the holder to require cash redemption upon the occurrence of specified triggering events. The Series A Preferred Stock is redeemable at the option of the holder upon the occurrence of a Triggering Event, defined as (i) the objection or rejection by the Trading Market, any Governmental Entity, or any regulatory or self-regulatory agency of any of the transactions contemplated by the Securities Purchase Agreement on or before December 31, 2026, or (ii) the failure of any regulatory or self-regulatory agency to approve all such transactions, if any such approval is required, on or before December 31, 2026. Upon the occurrence and continuance of a Triggering Event, following a ten (10) day opportunity to cure, the holder may require the Company to redeem all or any portion of the Series A Preferred Stock at a redemption price equal to 100% of the consideration paid, plus any accrued but unpaid dividends and all other costs and expenses, including legal fees, incurred in connection with the Triggering Event (the “Triggering Redemption Amount”). The Triggering Redemption Amount is due and payable within ten (10) Trading Days of the holder’s redemption notice. If the Company fails to pay the Triggering Redemption Amount when due, interest accrues at the lesser of 10% per annum or the maximum rate permitted by applicable law until paid in full. As of June 30, 2026, the base Triggering Redemption Amount was approximately $4.2 million, exclusive of accrued dividends, legal fees, and other applicable costs, which could increase the total redemption obligation. Due to the existence of redemption features that are not solely within the control of the Company, the Series A Preferred Stock is classified as mezzanine equity in accordance with ASC 480-10-S99 (SEC Staff guidance).

On April 7, 2026, the Company received a Staff Delisting Determination letter (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that it is not in compliance with Nasdaq Listing Rule 5550(b)(1), which requires the Company to maintain a minimum of $2.5 million in stockholders’ equity for continued listing on The Nasdaq Capital Market (the “Stockholders’ Equity Rule”), nor is it in compliance with either of the alternative listing standards, market value of listed securities of at least $35 million or net income of $500,000 from continuing operations in the most recently completed fiscal year, or in two of the three most recently completed fiscal years. For the periods that management determined it was probable that the Preferred Shares would become redeemable, the Company had elected to carry the shares at the maximum redemption value, or fair value, in mezzanine equity on the consolidated balance sheets. For the reporting period through June 30, 2026, all Preferred Shares were recognized at their maximum redemption value. During the six months ended June 30, 2026 and 2025, the Company recognized $2,062,360 and nil, respectively, in accretion of the Preferred Shares to redemption value within mezzanine equity on the consolidated balance sheets.

As of June 30, 2026, there were 4,233 shares of Series A Preferred Stock issued and outstanding, carried at an aggregate redemption value of $4,232,686.

On May 29, 2026, the Company entered into a second Securities Purchase Agreement under the PIPE Offering with an accredited investor, pursuant to which the Company agreed to issue 444 shares of Series A Preferred Stock with an aggregate stated value of $443,212, together with warrants to purchase 1,052,632 shares of common stock at an exercise price of $0.40 per share, for an aggregate purchase price of $400,000 after giving effect to a 5% original issue discount. The subscription proceeds of $400,000 were received in June 2026, and the final transaction documents were executed in July 2026 (see Note 13 – Subsequent Events). Consistent with the initial tranche, the proceeds were allocated between the Series A Preferred Stock and the warrants, and the preferred stock was accreted to its redemption value of $443,212 as of June 30, 2026.

Holders of the Series A Preferred Stock are entitled to an 8% dividend payable in cash or shares of common stock at the holder’s option. In addition, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. As of June 30, 2026, the accrued dividend was $ 88,508.

Common Stock Payable – The Company entered into consulting agreements under which it committed to issue shares of common stock for services rendered. As of June 30, 2026, the Company had recorded an aggregate of $258,780 in common stock payable, representing the fair value of shares committed but not yet issued under various consulting, employment settlement, and contractual settlement agreements, as further described below.

The Company entered the following consulting agreements:

●	Under the first agreement, 30,000 shares were committed with a total fair value of $60,000. These shares were issued on March 24, 2026 as a settlement of stock payable in the amount of $60,000. Under the second agreement, 300,000 shares were committed with a total fair value of $258,780. As of June 30, 2026, all 300,000 shares were payable and the full fair value has been recognized as common stock payable.
●	On September 4, 2025, the Company entered into an employment agreement with Mr. Tyler Moore, who served as the Company’s Chief Financial Officer until his resignation on January 5, 2026. Following his resignation, disputes arose between the parties regarding Mr. Moore’s equity compensation entitlement under the employment agreement. On May 1, 2026, the Company entered into a settlement agreement with Tyler Moore. The settlement agreement resolves disputes regarding Tyler Moore’s equity compensation under the employment agreement. Pursuant to the settlement agreement, the Company agreed to issue to Tyler Moore 150,000 shares of the Company’s common stock as equity compensation, and accordingly recognized $186,000 of stock-based compensation, recorded as common stock payable, representing the fair value of the shares on the settlement date. The 150,000 settlement shares were issued on May 8, 2026, and the related common stock payable of $186,000 was extinguished (see Note 8 – Commitments and Contingencies).

●	On April 30, 2026, the Company entered into a Settlement Agreement and General and Mutual Release (the “Settlement Agreement”) with D. Boral Capital (“D. Boral”). The Settlement Agreement resolves disputes arising from the Company’s completion of a private placement of its Series A Preferred Stock on March 19, 2026, which violated certain lock-up restrictions under the Underwriting Agreement dated November 12, 2025, prohibiting the Company from offering any of its securities for sale prior to May 12, 2026. Pursuant to the Settlement Agreement, the Company agreed to issue to D. Boral 100,000 shares of the Company’s common stock and to pay $100,000 in cash, in full and final satisfaction of any payment, stock issuance, or other compensation that may be owed to D. Boral under the Underwriting Agreement or otherwise. In consideration of such issuance and payment, D. Boral irrevocably and unconditionally released, acquitted, and forever discharged the Company and its principals from any and all claims, demands, rights, and causes of action. Because the shares and cash represent compensation for a contractual breach that occurred on March 19, 2026, the Company determined that date to be the measurement date for the shares. The fair value of the 100,000 shares on March 19, 2026 was $92,780. The 100,000 shares were issued on May 4, 2026 and, together with the $100,000 cash payment made on May 6, 2026, the related common stock payable of $92,780 was extinguished upon settlement (see Note 8).
●	On December 23, 2025, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Genesis One Holdings, LLC (“Genesis One” or the “Consultant”) for consulting services to be provided to the Company over a term of 90 days. As compensation for such services, the Consultant is entitled to receive 100,000 shares of the Company’s common stock per month as a fully paid engagement fee, together with a cash fee of $100,000 per month. On December 29, 2025, the Company paid the first monthly cash instalment of $100,000 and recorded the related stock-based compensation and consulting expense. During the three months ended March 31, 2026, the Company recognized $200,000 in cash consulting fees, accrued in accounts payable, and $235,777 in stock-based compensation representing the fair value of shares earned during the period. As of June 30, 2026, the shares had not yet been issued and the corresponding obligation has been recorded as common stock payable.

Warrants – In April 2024, the Company issued 2,110,000 warrants to purchase common stock at a price of $3.00 per share, expiring on April 15, 2029. The warrants are only settled in shares with no cash option and were issued as part of the private placement.

During the year ended December 31, 2025, the Company issued an additional 230,000 warrants in connection with financing arrangements, consisting of:

●	200,000 warrants issued to Greentree Financial Group Inc. on August 6, 2025, with an exercise price of $4.00 per share and a term of five years. The warrants were valued at $155,154 with a relative fair value of $74,267 recorded as a discount on the convertible note and additional paid in capital; and
●	30,000 warrants issued to D. Boral Capital LLC on November 14, 2025, with an exercise price of $4.00 per share and a term of five years. The warrants were valued at $10,260 and netted with additional paid in capital as offering costs on the IPO.

In connection with the PIPE Offering on March 19, 2026, the Company issued an aggregate of 9,473,685 warrants to purchase shares of its common stock. The warrants have an exercise price of $0.40 per share, are exercisable immediately upon issuance, and expire five years from the date of issuance. The relative fair value allocated to these warrants of $1,525,133 was recorded as additional paid-in capital. The warrants were issued as part of the private placement transaction and are subject to certain beneficial ownership limitations.

On May 29, 2026, in connection with the second tranche of the PIPE Offering, the Company issued an additional 1,052,632 warrants to purchase shares of its common stock. The warrants have an exercise price of $0.40 per share, are exercisable immediately upon issuance, and expire five years from the date of issuance. The relative fair value allocated to these warrants of $174,541 was recorded within additional paid-in capital.

As of June 30, 2026, the Company had a total of 12,866,317 warrants outstanding, with a weighted average exercise price of $0.89 and an aggregate intrinsic value of $8,842,106 based on the closing price of the Company’s common stock on June 30, 2026.

The fair value of the warrants using the Black-Scholes Model with the following variables:

●	Stock Price - $0.93 - $1.75
●	Exercise Price - $0.40 - $4.00
●	Volatility – 72.30% - 78.45%
●	Term –5 years
●	Risk Free Rate of Return – 3.55% - 4.13%

Stock Options – During the year ended December 31, 2025, the Company granted an aggregate of 175,000 stock options to directors. The options have exercise prices ranging from $1.13 to $1.24 per share, with a weighted-average exercise price of approximately $1.19 per share, and a contractual term of five years.

The total grant-date fair value of the options issued during 2025 was approximately $103,348. The Company recognized stock-based compensation expense of $52,123 and $23,166 related to these grants during the six and three months ended June 30, 2026, respectively. All option-related compensation cost has been fully recognized, and there was no remaining unamortized compensation expense as of June 30, 2026.

As of June 30, 2026, the Company had 175,000 stock options outstanding, with a weighted-average exercise price of approximately $1.19 per share and a weighted-average remaining contractual life of approximately 4.4 years. All 175,000 options outstanding were exercisable as of June 30, 2026, with a weighted-average exercise price of approximately $1.19 per share. The options outstanding had no aggregate intrinsic value as of June 30, 2026.

The fair value of the stock options using the Black-Scholes Model with the following variables. The expected term is calculated using a simplified method for plain vanilla options:

●	Stock Price - $1.13
●	Exercise Price - $1.13 - $1.243
●	Volatility – 84.77% - 86.71%
●	Expected Term – 2.5 – 2.75 years
●	Risk Free Rate of Return – 3.54% - 3.55%

Restricted Stock Units – During the year ended December 31, 2025, the Company granted an aggregate of 822,592 restricted stock units (“RSUs”) to employees and service providers. The RSUs were granted at a fair value of $1.13 per share and vest over periods through December 2026.

The total grant-date fair value of the RSUs issued during 2025 was approximately $929,529. The Company forfeited a total of 300,000 RSUs during the six months ended June 30, 2026 and recognized stock-based compensation expense of $469,816 and $181,801 related to these RSUs during the six and three months ended June 30, 2026, respectively. The remaining unrecognized compensation expense of approximately $23,290 will be recognized over the remaining vesting period. As of June 30, 2026, the Company had 522,592 RSUs outstanding.

Note 11 - Equity

Common Stock – The Successor has 100,000,000 shares of Common Stock, par value $0.001 authorized and has issued 14,761,925 shares and 13,110,000 shares of its common stock as of December 31, 2025 and 2024. The changes to equity in the current period include:

●	7,600,000 issued at par value pursuant to Founders Stock Subscription Agreements dated March 15, 2024, and valued at par value of $0.001.
●	2,110,000 issued at $1.00, the per share purchase price pursuant to private placements dated April to June 2024.
●	2,500,000 shares and 500,000 shares were issued at $1.00 per share pursuant to an Amended and Restated License Agreement dated July 22, 2024. The shares were recorded based on the most recent arm’s-length sale price of $1.00 per share.

●	400,000 shares were issued in 2024 under a service agreement dated March 2024 (as amended September 30, 2024).
●	625,000 shares issued for advisory services including 200,000 shares for investor relations services with a fair market value of $1.91 per share, 200,000 shares for financial advisory services with a fair market value of $2.00 per share and 225,000 shares for advisory services with a fair market value of $1.00 per share. The total amount recorded in stockholder’s equity for these transactions was $1,007,000.
●	1,925 issued at $4.00 per share and sold to outside investors at the expected price of the public offering. The Company has a receivable of $800 for the purchase of 200 of these shares issued and has a cash payment of $6,800 as of December 31, 2025 for the purchase of 1,725 of these shares issued. The total amount recorded in stockholder’s equity for these transactions was $6,800.
●	On November 14, 2025, the Company completed its initial public offering of 1,000,000 shares of common stock at a public offering price of $4.00 per share, generating gross proceeds of $4,000,000. Total offering costs were $764,308, consisting primarily of underwriting fees, legal fees, accounting fees, and other offering-related expenses. Net proceeds to the Company were approximately $3,235,692 after deducting underwriting discounts, commissions, and other offering expenses.
●	25,000 shares were issued for consulting services in connection with the convertible promissory note with Greetree (Note 7), with a fair market value of $1.75 per share as of December 31, 2025. The total amount recorded in stockholder’s equity for this transaction was $43,750.

Preferred Stock – The Successor has 1,000,000 shares of preferred stock, par value $0.001 authorized and there were no preferred shares issued and outstanding as of December 31, 2025 and 2024.

Common Stock Payable – The Company entered into consulting agreements under which it committed to issue shares of common stock for services rendered. As of December 31, 2025, certain shares had been earned but not yet issued and are presented as common stock payable.

The Company entered into two consulting agreements:

●	Under the first agreement, 30,000 shares were committed with a total fair value of $60,000. These shares were issued on March 24, 2026.
●	Under the second agreement, 300,000 shares were committed with a total fair value of $258,780. As of December 31, 2025, 26,667 shares had vested, and the Company recognized $23,003 of stock-based compensation expense.

Warrants – In April 2024, the Company issued 2,110,000 warrants to purchase common stock at a price of $3.00 per share, expiring on April 15, 2029. The warrants are only settled in shares with no cash option and were issued as part of the private placement.

During the year ended December 31, 2025, the Company issued an additional 230,000 warrants in connection with financing arrangements, consisting of:

●	200,000 warrants issued to Greentree Financial Group Inc. on August 6, 2025, with an exercise price of $4.00 per share and a term of five years. The warrants were valued at $155,154 with a relative fair value of $74,267 recorded as a discount on the convertible note and additional paid in capital; and
●	30,000 warrants issued to D. Boral Capital LLC on November 14, 2025, with an exercise price of $4.00 per share and a term of five years. The warrants were valued at $10,260 and netted with additional paid in capital as offering costs on the IPO.

As of December 31, 2025, the Company had a total of 2,340,000 warrants outstanding, with a weighted average price of $3.10 and intrinsic value of $0.

The fair value of the warrants using the Black-Scholes Model with the following variables:

●	Stock Price - $1.00- $1.75
●	Exercise Price - $4.00
●	Volatility – 72.30% - 74.18%
●	Term –5 years
●	Risk Free Rate of Return – 3.74% - 3.77%

Stock Options – During the year ended December 31, 2025, the Company granted an aggregate of 175,000 stock options to directors. The options have exercise prices ranging from $1.13 to $1.24 per share, with a weighted-average exercise price of approximately $1.19 per share, and a contractual term of five years.

The total grant-date fair value of the options issued during 2025 was approximately $103,348. The Company recognized stock-based compensation expense of $51,225 related to these grants during the year ended December 31, 2025. The remaining unamortized compensation expense of approximately $52,123 will be recognized over the remaining vesting period.

As of December 31, 2025, the Company had 175,000 stock options outstanding and exercisable, with a weighted-average exercise price of approximately $1.19 per share and a weighted-average remaining contractual life of approximately 5 years, and an intrinsic value of $0.

The fair value of the stock options using the Black-Scholes Model with the following variables. The expected term is calculated using a simplified method for plain vanilla options:

●	Stock Price - $1.13
●	Exercise Price - $1.13- $1.243
●	Volatility – 84.77% - 86.71%
●	Expected Term – 2.5 – 2.75 years
●	Risk Free Rate of Return – 3.54% - 3.55%

Restricted Stock Units – During the year ended December 31, 2025, the Company granted an aggregate of 822,592 restricted stock units (“RSUs”) to employees and service providers. The RSUs were granted at a fair value of $1.13 per share and vest over periods through December 2026.

The total grant-date fair value of the RSUs issued during 2025 was approximately $929,529. The Company recognized stock-based compensation expense of $97,422 related to these RSUs during the year ended December 31, 2025. The remaining unrecognized compensation expense of approximately $832,107 will be recognized over the remaining vesting period. As of December 31, 2025, the Company had 822,592 RSUs outstanding.

Capital Contribution from Related Party – During the year ended December 31, 2025, the Company recognized $78,980 as a capital contribution to additional paid in capital related to the forgiveness of amounts previously payable to a related party. As of December 31, 2025, no amounts remained outstanding.